October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama(a) — 2.5%
Corporate — 2.5%
Black Belt Energy Gas District, RB
Series B, 5.00%, 10/01/55	$3,000	$ 3,257,376
Series D, 5.00%, 03/01/55	2,880	3,122,913
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49	2,500	2,707,800
Total Municipal Bonds in Alabama		9,088,089
California(a) — 4.6%
Corporate — 4.2%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	14,470	15,367,932
Transportation — 0.4%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	1,765	1,412,000
Total Municipal Bonds in California		16,779,932
Kentucky — 2.2%
Corporate — 2.2%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	7,315	7,945,800
Michigan — 146.6%
County/City/Special District/School District — 38.8%
Berkley School District, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	7,475	7,901,949
Byron Center Public Schools, GO, Series II, (Q-SBLF), 5.25%, 05/01/53	5,000	5,313,159
Cedar Springs Public School District, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	1,100	1,164,524
Series II, (Q-SBLF), 4.50%, 05/01/49	1,950	1,952,612
City of Grand Rapids Michigan, GOL, 5.00%, 04/01/50	3,000	3,163,402
City of Lansing Michigan, Refunding GO
Series B, (AGM), 4.00%, 06/01/43	2,000	1,955,582
Series B, (AGM), 4.13%, 06/01/48	5,325	5,105,866
Series B, (AGM), 5.00%, 06/01/48	4,290	4,473,728
Clarkston Community Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/45	6,360	6,688,702
Series I, (Q-SBLF), 5.00%, 05/01/47	2,000	2,091,103
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/48	295	278,728
Series I, (Q-SBLF), 4.13%, 05/01/52	600	563,629
County of Kalamazoo Michigan, GOL, 4.13%, 05/01/47	1,375	1,350,380
Gerald R Ford International Airport Authority, ARB, AMT, (GTD), 5.00%, 01/01/54	2,000	2,047,931
Grand Rapids Public Schools, GO, (AGM), 5.00%, 05/01/49	2,000	2,096,026
Gull Lake Community School District, GO, Series I, (Q- SBLF), 5.00%, 05/01/48	4,000	4,059,096
Holly Area School District, GO, Series I, (Q-SBLF), 5.25%, 05/01/48	8,235	8,727,642
Hudsonville Public Schools, Refunding GO
(Q-SBLF), 5.00%, 05/01/46	2,500	2,630,157
(Q-SBLF), 5.00%, 05/01/49	2,375	2,476,877
Karegnondi Water Authority, Refunding RB, 5.00%, 11/01/41	2,200	2,248,503
Kentwood Public Schools, GO
Series II, (AGM), 5.00%, 05/01/46	6,705	6,997,081
Security	Par (000)	Value
County/City/Special District/School District (continued)
Kentwood Public Schools, GO (continued)
Series II, (AGM), 5.00%, 05/01/49	$1,295	$ 1,344,670
L’Anse Creuse Public Schools, GO, Series I, (Q-SBLF), 5.00%, 05/01/49	9,205	9,698,361
Michigan Finance Authority, RB, 2nd Lien, (BAM-TCRS), 4.00%, 11/01/50	1,500	1,407,415
Novi Community School District, GO
Series I, 5.00%, 05/01/44	1,175	1,220,243
Series II, 4.00%, 05/01/43	1,320	1,319,157
Okemos Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	2,750	2,893,016
Rockford Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/46	1,505	1,581,378
Southfield Public Schools, GO, (Q-SBLF), 5.25%, 05/01/50	1,250	1,330,738
Three Rivers Community Schools, GO
Series II, (Q-SBLF), 4.13%, 05/01/46	2,000	1,969,133
Series II, (Q-SBLF), 4.25%, 05/01/49	7,000	6,798,516
Troy School District, GO
(Q-SBLF), 5.00%, 05/01/47	3,360	3,510,863
(Q-SBLF), 5.00%, 05/01/52	14,710	15,292,294
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 05/01/45	2,300	2,378,046
(Q-SBLF), 5.00%, 05/01/47	1,000	1,035,689
(Q-SBLF), 5.00%, 05/01/49	2,500	2,573,438
(Q-SBLF), 5.00%, 05/01/50	1,500	1,556,259
Wayne-Westland Community Schools, GO
(Q-SBLF), 5.00%, 11/01/44	2,360	2,504,912
(Q-SBLF), 4.50%, 11/01/46	5,250	5,329,973
West Ottawa Public Schools, GO, (AGM), 4.00%, 11/01/46	1,730	1,696,150
Williamston Community Schools School District, GO, (Q-SBLF), 5.00%, 05/01/51	2,250	2,367,721
		141,094,649
Education — 20.8%
Eastern Michigan University, Refunding RB, (BAM), 5.25%, 03/01/50	2,000	2,091,456
Ferris State University, Refunding RB, Series A, (AGM), 5.00%, 10/01/49	2,000	2,109,188
Michigan Finance Authority, Refunding RB
5.00%, 02/01/33	730	750,342
5.00%, 12/01/36	1,550	1,550,377
5.00%, 12/01/40	2,900	2,842,203
5.00%, 12/01/45	4,400	4,097,309
4.00%, 09/01/50	1,550	1,331,966
Michigan State University, Refunding RB
Series A, 5.00%, 08/15/49	4,835	5,085,745
Series A, 5.25%, 02/15/50	10,000	10,757,042
Series A, 5.25%, 08/15/54	4,525	4,811,940
Series B, 4.00%, 02/15/44	2,000	1,955,526
Series B, 5.00%, 02/15/44	2,000	2,049,232
Series C, 4.00%, 02/15/44	1,725	1,686,641
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,801,030
Series A, (AGM), 5.25%, 10/01/52	1,675	1,736,578
Series C, (AGM), 5.25%, 10/01/48	2,500	2,652,171
Northern Michigan University, RB, Series A, 5.50%, 06/01/50	1,000	1,086,863
Oakland University, RB, 5.00%, 03/01/47	3,500	3,483,806
Wayne State University, RB, Series A, 4.00%, 11/15/48	8,385	7,931,256

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Western Michigan University, RB
Series A, (AGM), 5.00%, 11/15/51	$1,815	$ 1,859,480
Series A, (AGM), 5.00%, 11/15/53	5,345	5,465,464
Western Michigan University, Refunding RB
5.00%, 11/15/49	5,650	5,773,812
Series A, (AGM), 5.25%, 11/15/49	2,500	2,666,059
		75,575,486
Health — 15.9%
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	645,299
Michigan Finance Authority, RB, Series A, 5.00%, 11/15/48	6,365	6,448,594
Michigan Finance Authority, Refunding RB
4.00%, 04/15/42	3,210	3,169,177
4.00%, 11/15/46	8,500	7,822,552
Series 2, 4.00%, 03/01/51	4,000	3,518,770
Series A, 5.00%, 12/01/42	2,250	2,287,175
Series A, 4.00%, 12/01/49	4,500	4,022,267
Series S, 5.00%, 05/15/38	4,890	4,893,710
Michigan State Hospital Finance Authority, RB
Series A, 5.00%, 08/15/44	2,700	2,869,484
Series A, 5.00%, 08/15/45	2,500	2,645,927
Series A, 5.00%, 08/15/46	2,500	2,635,049
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 05/15/30(c)	3,745	4,130,793
5.00%, 11/15/47	9,285	9,461,745
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	3,467,760
		58,018,302
Housing — 12.1%
Michigan State Housing Development Authority, RB, M/F Housing
(GNMA), 4.75%, 04/20/37	2,310	2,311,471
Series A, 4.45%, 10/01/34	1,000	1,000,432
Series A, 4.63%, 10/01/39	3,490	3,491,321
Series A, 4.30%, 10/01/40	2,145	2,145,032
Series A, 4.75%, 10/01/44	5,000	5,001,922
Series A, 5.00%, 10/01/48	7,000	7,199,216
Series A, 2.55%, 10/01/51	5,175	3,433,204
Series A-1, 5.25%, 10/01/50	5,000	5,089,000
Michigan State Housing Development Authority, RB, S/F Housing
Series A, Sustainability Bonds, 4.85%, 12/01/45	2,500	2,544,045
Series A, Sustainability Bonds, 6.00%, 06/01/54	5,705	6,166,452
Series D, Sustainability Bonds, 5.50%, 06/01/53	5,195	5,464,156
		43,846,251
State — 24.3%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,001,474
Series F, 5.25%, 10/01/41	8,595	8,612,458
Michigan State Building Authority, Refunding RB
4.00%, 10/15/49	7,000	6,572,437
Series I, 4.00%, 10/15/46	3,375	3,214,281
Series I, 5.00%, 10/15/47	6,000	6,263,248
Series I, 5.25%, 10/15/50	4,500	4,850,580
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	12,000	12,007,369
AMT, 5.00%, 12/31/43	15,000	15,016,257
AMT, (AGM), 4.50%, 06/30/48	3,000	2,818,946
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/46	2,000	1,893,314
Security	Par (000)	Value
State (continued)
State of Michigan Trunk Line Revenue, RB (continued)
5.00%, 11/15/46	$3,870	$ 4,089,380
5.25%, 11/15/49	18,000	19,280,020
Series B, 5.00%, 11/15/45	2,830	2,923,989
		88,543,753
Tobacco — 2.6%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,220,247
Series A, Class 1, 4.00%, 06/01/49	3,750	3,242,375
Michigan Finance Authority, Refunding RB, CAB, Series B-2, Class 2, 0.00%, 06/01/65(d)	50,000	5,044,870
		9,507,492
Transportation — 8.4%
Gerald R Ford International Airport Authority, ARB
AMT, (GTD), 5.00%, 01/01/46	2,250	2,311,846
AMT, (GTD), 5.00%, 01/01/51	5,435	5,528,835
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/46	6,500	6,718,627
Series A, (AGM), 5.25%, 12/01/48	3,495	3,728,256
Series A, 5.50%, 12/01/50	2,000	2,187,177
AMT, 5.00%, 12/01/48	2,000	2,016,128
Series B, AMT, 5.00%, 12/01/42	1,000	1,009,646
Series B, AMT, 5.75%, 12/01/50	1,000	1,098,393
Wayne County Airport Authority, Refunding RB
AMT, 5.00%, 12/01/32	2,940	3,081,897
Series F, AMT, 5.00%, 12/01/34	3,000	3,005,056
		30,685,861
Utilities — 23.7%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,018
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,511,670
Series A, Senior Lien, 5.25%, 07/01/52	2,000	2,115,278
Series C, Senior Lien, 5.25%, 07/01/48	4,685	5,034,187
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, 2nd Lien, 5.00%, 07/01/46	3,000	3,014,555
Series A, Senior Lien, 5.25%, 07/01/52	4,610	4,875,715
Series B, Senior Lien, 5.25%, 07/01/48	10,750	11,551,230
Series B, Senior Lien, 5.25%, 07/01/53	3,000	3,205,643
Series C, Senior Lien, 5.25%, 07/01/50	3,500	3,776,890
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	1,750	1,805,337
Series A, 5.00%, 07/01/48	20,355	20,850,744
Series A, 5.00%, 07/01/49	11,275	11,850,113
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/49	8,985	9,563,564
		86,164,944
Total Municipal Bonds in Michigan		533,436,738
New York — 0.9%
Transportation — 0.9%
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	3,110	3,202,327
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 3.3%
State — 3.3%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,061	$ 1,176,436
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	1,375	1,335,456
Series A-2, Restructured, 4.78%, 07/01/58	103	96,861
Series A-2, Restructured, 4.33%, 07/01/40	277	268,550
Series B-1, Restructured, 4.75%, 07/01/53	451	426,421
Series B-1, Restructured, 5.00%, 07/01/58	7,076	6,872,499
Series B-2, Restructured, 4.78%, 07/01/58	597	561,417
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	3,368	1,172,173
Total Municipal Bonds in Puerto Rico		11,909,813
Texas — 0.7%
Corporate — 0.7%
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	2,540	2,795,689
Total Long-Term Investments — 160.8% (Cost: $581,735,895)		585,158,388

	Shares
Short-Term Securities
	Money Market Funds — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(e)(f)	2,228,234	2,228,457
	Total Short-Term Securities — 0.6% (Cost: $2,228,270)	2,228,457
	Total Investments — 161.4% (Cost: $583,964,165)	587,386,845
	Other Assets Less Liabilities — 2.2%	8,064,897
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (63.6)%	(231,578,951)
	Net Assets Applicable to Common Shares — 100.0%	$ 363,872,791

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 8,499,551	$ —	$ (6,271,094)(a)	$ 28	$ (28)	$ 2,228,457	2,228,234	$ 24,825	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 585,158,388	$ —	$ 585,158,388
Short-Term Securities
Money Market Funds	2,228,457	—	—	2,228,457
	$2,228,457	$585,158,388	$—	$587,386,845
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(231,900,000)	$—	$(231,900,000)
	$—	$(231,900,000)	$—	$(231,900,000)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
Portfolio Abbreviation (continued)
RB	Revenue Bonds
S/F	Single-Family
Schedule of Investments